Segmented information (Tables)	3 Months Ended
Jan. 31, 2023
Text block [abstract]
Detailed Report of Segments and Geographic Areas

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2023	Net interest income (1)	$1,709	$464	$476	$535	$21	$3,205
Jan. 31	Non-interest income (2)	551	887	230	946	108	2,722
	Total revenue (1)	2,260	1,351	706	1,481	129	5,927
	Provision for (reversal of) credit losses	158	46	98	(10)	3	295
	Amortization and impairment (3)	59	1	30	2	185	277
	Other non-interest expenses	1,231	664	350	648	1,292	4,185
	Income (loss) before income taxes	812	640	228	841	(1,351)	1,170
	Income taxes (1)	223	171	27	229	88	738
	Net income (loss)	$589	$469	$201	$612	$(1,439)	$432
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$9	$9
	Equity shareholders	589	469	201	612	(1,448)	423
	Average assets (4)(5)	$317,940	$89,908	$59,421	$296,565	$189,330	$953,164
2022	Net interest income (1)	$1,720	$452	$466	$600	$(53)	$3,185
Oct. 31	Non-interest income (2)	542	864	187	582	28	2,203
	Total revenue (1)	2,262	1,316	653	1,182	(25)	5,388
	Provision for (reversal of) credit losses	305	21	100	(1)	11	436
	Amortization and impairment (3)	59	–	29	2	188	278
	Other non-interest expenses	1,254	658	327	654	312	3,205
	Income (loss) before income taxes	644	637	197	527	(536)	1,469
	Income taxes (1)	173	168	36	149	(242)	284
	Net income (loss)	$471	$469	$161	$378	$(294)	$1,185
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	471	469	161	378	(301)	1,178
	Average assets (4)(5)	$315,639	$89,669	$59,084	$295,794	$187,644	$947,830
2022	Net interest income (1)	$1,587	$377	$389	$793	$(14)	$3,132
Jan. 31	Non-interest income (2)	596	920	220	511	119	2,366
	Total revenue (1)	2,183	1,297	609	1,304	105	5,498
	Provision for (reversal of) credit losses	98	(4)	28	(38)	(9)	75
	Amortization and impairment (3)	52	1	27	1	172	253
	Other non-interest expenses	1,100	672	291	595	112	2,770
	Income (loss) before income taxes	933	628	263	746	(170)	2,400
	Income taxes (1)	246	166	37	203	(121)	531
	Net income (loss)	$687	$462	$226	$543	$(49)	$1,869
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$5	$5
	Equity shareholders	687	462	226	543	(54)	1,864
	Average assets (4)(5)	$292,987	$78,476	$50,274	$282,750	$166,066	$870,553
(1)
Capital Markets net interest income and income taxes includes a taxable equivalent basis (TEB) adjustment of $62 million for the three months ended January 31, 2023 (October 31, 2022: $51 million; January 31, 2022: $59 million) with an equivalent offset in Corporate and Other.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.